Shareholder Report, Average Annual Return (Details) 374408_Franklin Small Cap Enhanced ETF_Single Class_TSR Annual {Single Class}	4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Franklin Small Cap Enhanced ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Small Cap Enhanced ETF (NAV)
Average Annual Return, Percent	(0.90%)
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	32.71%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent	(0.77%)